PROVISION FOR WARRANTY COST (Tables)	12 Months Ended
Dec. 31, 2021
Provision For Warranty Cost
Schedule of provision for warranty cost

$
Balance at December 31, 2019	1,191

Additions	582
Warranty claims applied	(604)
Change in estimate of warranty provision	(358)
Change in foreign exchange	(11)
Balance at December 31, 2020	800
Additions	1,598
Warranty claims applied	(1,073)
Change in estimate of warranty provision	344
Change in foreign exchange	—
Balance at December 31, 2021	1,669
Less: Current portion	1,414
Long-term portion of warranty provision	255